Eaton Vance

TABS Short-Term Municipal Bond Fund

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.1%

Security	Principal Amount (000’s omitted)	Value
Education — 4.1%
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 2.00% to 2/8/22 (Put Date), 7/1/49	$5,000	$5,040,650
Noblesville Multi-School Building Corp., IN, 5.00%, 7/15/22	3,075	3,335,299
Southwest Higher Education Authority, Inc., TX, (Southern Methodist University), 5.00%, 10/1/23	225	255,987
University of Michigan, 5.00%, 4/1/23	1,000	1,128,440
University of Texas, Prerefunded to 2/15/20, 5.00%, 8/15/23	2,975	3,055,533

		$12,815,909

Electric Utilities — 1.4%
Denton, TX, Utility System Revenue, 5.00%, 12/1/26	$1,000	$1,216,320
Seattle, WA, Municipal Light and Power Revenue, 2.79%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	1,000	1,000,490
Southern California Public Power Authority, 5.00%, 7/1/26	1,000	1,071,460
Southern California Public Power Authority, 5.00%, 7/1/27	1,000	1,069,030

		$4,357,300

Escrowed/Prerefunded — 8.9%
Fairfax County, VA, Prerefunded to 4/1/20, 4.00%, 4/1/23	$500	$510,655
Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/23	10,000	9,224,500
Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/25	5,750	5,060,460
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/49	33,580	7,639,786
Minnesota, Escrowed to Maturity, 4.00%, 8/1/19	55	55,328
St. Mary Hospital Authority, PA, (Catholic Health East), Prerefunded to 5/15/20, 5.00%, 11/15/22	5,000	5,174,500

		$27,665,229

General Obligations — 39.9%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/26	$2,000	$2,430,200
Birmingham, AL, 5.00%, 12/1/28	1,475	1,828,469
Boulder Valley School District No. Re-2, CO, 6.00%, 12/1/22	1,150	1,322,880
Brown County, WI, 4.00%, 11/1/21	620	642,605
California, 2.446%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	7,500	7,528,800
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	155	146,218
Clark County, NV, 5.00%, 12/1/27	2,500	3,115,925
Cleveland Heights-University Heights City School District, OH, 0.00%, 12/1/23	250	225,760
College Station, TX, 5.00%, 2/15/24	865	915,161
Columbia County, WI, 4.00%, 8/1/29	1,100	1,229,052
Cuyahoga County, OH, 4.00%, 12/1/37	2,000	2,046,000
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,718,990

Security	Principal Amount (000’s omitted)	Value
El Dorado Union High School District, CA, 0.00%, 8/1/21	$45	$43,257
Fairfax County, VA, 4.00%, 4/1/23	500	511,385
Florida Board of Education, 4.00%, 6/1/26	3,000	3,202,650
Florida Board of Education, 5.00%, 6/1/22	1,000	1,037,780
Fort Worth Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	2,200	2,532,816
Glasscock County Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23	300	303,135
Guilford County, NC, Series 2010D, 5.00%, 8/1/19	10,190	10,276,105
Hawaii, 5.00%, 10/1/29	2,500	3,073,200
Houston Community College System, TX, 5.00%, 2/15/27	3,500	3,682,665
Houston Independent School District, TX, 2.20% to 6/1/20 (Put Date), 6/1/39	2,000	2,007,860
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	525	494,456
Johnston County, NC, 5.00%, 2/1/24	2,500	2,884,050
Joliet Community College District No. 525, IL, 4.00%, 6/1/26	2,080	2,213,536
Lake County Community College District No. 532, IL, 4.00%, 6/1/21	4,230	4,425,849
Leander Independent School District, TX, 0.00%, 8/15/20	3,000	2,934,390
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	700	659,008
Manhattan Beach Unified School District, CA, (Election of 2016), 3.00%, 9/1/26	230	253,460
Manhattan Beach Unified School District, CA, (Election of 2016), 3.00%, 9/1/27	270	299,052
Maryland, 4.00%, 6/1/27	5,000	5,536,650
Massachusetts, 5.00%, 12/1/24	5,000	5,884,400
Miami-Dade County, FL, 5.00%, 7/1/26	1,000	1,215,410
Minnesota, 4.00%, 8/1/19	2,945	2,962,375
Montgomery County, MD, 5.00%, 11/1/26	5,000	5,861,150
Montgomery County, MD, 5.00%, 12/1/27	5,000	5,866,800
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/23	945	875,401
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/24	900	815,067
New York, 5.00%, 8/1/24	5,000	5,819,850
New York, 5.00%, 8/1/26	1,000	1,217,350
Ohio, 5.00%, 6/15/27	2,500	2,801,600
Peralta Community College District, CA, 5.00%, 8/1/23	140	159,842
Poudre School District No. R-1, CO, 5.00%, 12/15/27	500	624,050
Rose Tree Media School District, PA, 5.00%, 4/1/27	1,000	1,194,860
Schaumburg, IL, 4.00%, 12/1/25	1,150	1,234,916
Spring Branch Independent School District, TX, (PSF Guaranteed), 3.00% to 6/18/19 (Put Date), 6/15/41	3,680	3,685,630
Springfield School District No. 19, OR, 5.00%, 6/15/30	1,480	1,725,428
Sugar Land, TX, 5.00%, 2/15/23	1,105	1,237,711
Tennessee, 3.00%, 10/1/26	275	279,936
Upper Merion Area School District, PA, 2.30%, 2/15/24	725	725,276
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	610	632,845
Vistancia Community Facilities District, AZ, 5.00%, 7/15/22	240	248,669
Vistancia Community Facilities District, AZ, 5.00%, 7/15/25	1,350	1,396,791
West Chester Area School District, PA, 4.00%, 5/15/28	1,365	1,501,800
West Valley-Mission Community College District, CA, 5.00%, 8/1/25	300	362,844
Williamson County, TN, 4.00%, 4/1/28	1,000	1,133,680
Williamson County, TN, 5.00%, 4/1/25	3,475	4,129,134

		$124,114,179

Security	Principal Amount (000’s omitted)	Value
Hospital — 11.5%
Grand Traverse County Hospital Finance Authority, MI, (Munson Healthcare), 5.00%, 7/1/20	$445	$461,211
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/25	650	764,979
Indiana Finance Authority, (Indiana University Health), 5.00%, 3/1/20	6,395	6,569,775
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/26	2,500	2,993,200
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/27	3,500	4,256,245
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/22	1,950	2,023,028
Utah County, UT, (IHC Health Services, Inc.), 5.00% to 8/1/24 (Put Date), 5/15/57	4,000	4,549,720
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/31/24 (Put Date), 8/15/54	6,000	6,812,880
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 2.95%, (SIFMA + 0.65%), 7/31/24 (Put Date), 8/15/54(1)	2,200	2,202,948
Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	3,680,638
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/19	400	403,200
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/20	1,130	1,175,223

		$35,893,047

Housing — 2.2%
Minnesota Housing Finance Agency, 2.35%, 7/1/21	$150	$151,280
New York Housing Finance Agency, (Affordable Housing Corp.), 2.65%, 5/1/23	2,500	2,532,600
New York Housing Finance Agency, Green Bonds, 2.75%, 11/1/22	4,000	4,026,960

		$6,710,840

Insured-General Obligations — 0.2%
Washington, (NPFG), 0.00%, 6/1/21	$620	$597,134

		$597,134

Lease Revenue/Certificates of Participation — 5.0%
Colorado, (Building Excellent Schools Today), 5.00%, 3/15/27	$3,275	$4,006,177
Colorado, (Rural Colorado), 5.00%, 12/15/25	6,000	7,164,180
Malibu, CA, 5.00%, 11/1/38	275	279,309
Malibu, CA, 5.00%, 11/1/43	225	228,458
Malibu, CA, 5.00%, 11/1/48	375	380,936
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/19	2,420	2,426,558
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/20	610	632,125
Volusia County School Board, FL, 5.00%, 8/1/21	325	348,348

		$15,466,091

Other Revenue — 5.4%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 2.184%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(1)	$6,500	$6,508,125
Johnson County Public Building Commission, KS, (Courthouse and Medical Examiner’s Facility), 5.00%, 9/1/25	3,325	3,980,856
Ohio, 5.00%, 9/1/28	5,150	6,445,071

		$16,934,052

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 3.9%
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Tax Revenue, Green Bonds, 2.75%, (SIFMA + 0.45%), 11/1/23 (Put Date), 11/1/45(1)	$1,000	$1,000,670
Denver City and County, CO, Dedicated Tax Revenue, 0.00%, 8/1/29	200	147,666
Denver City and County, CO, Dedicated Tax Revenue, 0.00%, 8/1/30	400	281,840
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	5,770	6,890,419
Reno, NV, Sales Tax Revenue, 5.00%, 6/1/25	750	871,147
Sales Tax Asset Receivable Corp., 5.00%, 10/15/27	1,500	1,764,960
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,157,462

		$12,114,164

Transportation — 10.3%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/25	$2,500	$2,750,300
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.364%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	10,000	10,024,600
E-470 Public Highway Authority, CO, 2.08%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(1)	5,000	5,001,450
Illinois Toll Highway Authority, 5.00%, 1/1/27	3,000	3,637,620
Illinois Toll Highway Authority, 5.00%, 1/1/28	3,000	3,685,230
North Texas Tollway Authority, 2.97%, (SIFMA + 0.67%), 1/1/20 (Put Date), 1/1/38(1)	2,500	2,499,175
Pennsylvania Turnpike Commission, 3.00%, (SIFMA + 0.70%), 12/1/23(1)	3,000	2,995,770
South Carolina Transportation Infrastructure Bank, 2.90%, 10/1/25	1,500	1,560,105

		$32,154,250

Water and Sewer — 5.3%
Charleston, SC, Waterworks and Sewer System Revenue, 2.108%, (70% of 1 mo. USD LIBOR + 0.37%), 1/1/22 (Put Date), 1/1/35(1)	$5,000	$4,995,500
Houston, TX, Combined Utility System Revenue, 2.094%, (70% of 1 mo. USD LIBOR + 0.36%), 8/1/21 (Put Date), 5/15/34(1)	3,500	3,492,580
Indianapolis, IN, Water System Revenue, 5.00%, 10/1/27	1,500	1,858,830
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/25	500	590,225
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,040,430
Oklahoma City Water Utilities Trust, OK, 4.00%, 7/1/25	1,000	1,093,570
Riverside, CA, Water System Revenue, 2.93%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	870	870,592
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 2.125% to 10/1/23 (Put Date), 10/1/48	2,500	2,530,450
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	175	176,465

		$16,648,642

Total Tax-Exempt Municipal Securities — 98.1% (identified cost $298,942,332)		$305,470,837

Taxable Municipal Securities — 1.1%
Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.2%
New York Environmental Facilities Corp., NY, 2.42%, 1/15/23	$530	$526,258

		$526,258

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 0.3%
Oregon Department of Administrative Services, (Elliott State Forest), 3.169%, 5/1/26	$1,000	$1,022,680

		$1,022,680

Special Tax Revenue — 0.6%
New York Urban Development Corp., Personal Income Tax Revenue, 3.20%, 3/15/22	$900	$918,288
Successor Agency to San Diego Redevelopment Agency, CA, 3.25%, 9/1/22	600	611,814
Successor Agency to San Diego Redevelopment Agency, CA, 3.375%, 9/1/23	450	462,789

		$1,992,891

Total Taxable Municipal Securities — 1.1% (identified cost $3,499,239)		$3,541,829

Total Investments — 99.2% (identified cost $302,441,571)		$309,012,666

Other Assets, Less Liabilities — 0.8%		$2,402,732

Net Assets — 100.0%		$311,415,398

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	12.6%
California	11.1%
Others, representing less than 10% individually	75.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2019, 0.2% of total investments are backed by bond insurance of a financial guaranty assurance agency.

(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2019.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

USD	-	United States Dollar

The Fund did not have any open derivative instruments at April 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$305,470,837	$—	$305,470,837
Taxable Municipal Securities	—	3,541,829	—	3,541,829
Total Investments	$—	$309,012,666	$—	$309,012,666

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.